Equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equipment
Property, plant and equipment at beginning of period	kr 7,468
Depreciation for the year	(4,234)	kr (2,106)	kr (465)
Property, plant and equipment at end of period	16,053	7,468
Gross carrying amount
Equipment
Property, plant and equipment at beginning of period	11,167	7,073
Acquisition for the year	12,788	2,512
Disposal for the year	(65)
Exchange differences	260	1,582
Property, plant and equipment at end of period	24,150	11,167	7,073
Amortization at closing balance
Equipment
Property, plant and equipment at beginning of period	(3,700)	(764)
Depreciation for the year	(4,234)	(2,106)
Exchange differences	(164)	(830)
Property, plant and equipment at end of period	kr (8,098)	kr (3,700)	kr (764)